Description of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Comodity	Mar. 31, 2012 Comodity
Entity Information [Line Items]
Number of products offered	125	125
Incorporation date	Apr. 28, 2004	Apr. 28, 2004